Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Valuation allowance released	$ 89,000,000	$ 78,000,000	$ 21,000,000	$ 89,000,000	$ 78,000,000
Income taxes paid, net			507,000,000	347,000,000	304,000,000
Income tax loss carryforwards			2,000,000,000
Losses on acquisition			34,000,000
Total losses			1,070,000,000
Expiry date of losses			Between 2014 and 2033
Gross unrecognized tax benefits	279,000,000	252,000,000	238,000,000	279,000,000	252,000,000	257,000,000
Recognized tax benefits	240,000,000	222,000,000	219,000,000	240,000,000	222,000,000
Interest and penalties on the unrecognized tax benefits	49,000,000	42,000,000	42,000,000	49,000,000	42,000,000
Recoveries/(expenses) related to changes in reserves for interest and penalties	(7,000,000)	3,000,000	7,000,000	(7,000,000)	3,000,000
Decrease in gross unrecognized tax benefits			66,000,000
Decrease in recognized tax benefits			$ 62,000,000